Other Charges - Additional information (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2023
Restructuring plans	$ 86	$ 138	$ 2
Minimum
Restructuring and related cost, expected cost remaining	100	100
Maximum
Restructuring and related cost, expected cost remaining	$ 200	200
Fiscal 2024 Restructuring Plan
Restructuring plans		$ 1,800